Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2015		$ 47,160	$ 30,040	$ (48,565)	$ 28,635
Balance (in shares) at Sep. 30, 2015		47,160,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(43,428)	(43,428)
Balance at Sep. 30, 2016		$ 47,160	30,040	(91,993)	(14,793)
Balance (in shares) at Sep. 30, 2016		47,160,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for cash at $1 per share		$ 500	499,500		500,000
Stock issued for cash at $1 per share (in shares)		500,000
Debt forgiveness			28,372		28,372
Net loss				(2,248)	(2,248)
Balance at Sep. 30, 2017		$ 47,660	$ 557,912	$ (94,241)	511,331
Balance (in shares) at Sep. 30, 2017		47,660,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					80,227
Balance at Dec. 31, 2017					$ 591,558